Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 922	R$ 581
Deferred income tax and social contribution, net	922	(354)	R$ (1,034)	R$ (858)
Deferred income tax and social contribution, liabilities		(935)
Tax Losses And Negative Basis Of Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	987	1,145
Deferred income tax and social contribution, net	987	1,145
Provision For Risks [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	723	397
Deferred income tax and social contribution, net	723	397
Goodwill Tax Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(381)	(481)
Deferred income tax and social contribution, liabilities	(381)	(481)
Mark To Market Adjustment [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(14)	(7)
Deferred income tax and social contribution, liabilities	(14)	(7)
Fixed Assets Tradename And Investment Property [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(322)	(1,710)
Deferred income tax and social contribution, liabilities	(322)	(1,710)
Unrealized Gains With Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(393)	(239)
Deferred income tax and social contribution, liabilities	(393)	(239)
Net Adjustments Of I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	273	285
Deferred income tax and social contribution, net	273	285
Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net		(7)
Deferred income tax and social contribution, liabilities		(7)
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	49	96
Deferred income tax and social contribution, net	49	96
Presumed Profit On Equity Of Exito [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets		167
Deferred income tax and social contribution, net		167
Deferred Income Tax And Social Contribution Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	2,032	2,090
Deferred income tax and social contribution, net	922	(354)
Deferred income tax and social contribution, liabilities	(1,110)	(2,444)
Off Set Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	(1,110)	(1,509)
Deferred income tax and social contribution, liabilities	R$ 1,110	R$ 1,509